Equity (Components of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	$ 5,104	$ 11,397	$ 6,083
OCI before reclassifications	9,224	(9,283)	7,929
Deferred income tax benefit (expense)	(3,487)	2,551	(2,766)
OCI before reclassifications, net of income tax	10,841	4,665	11,246
Amounts reclassified from AOCI	163	661	236
Deferred income tax benefit (expense)	(121)	(222)	(85)
Amounts reclassified from AOCI, net of income tax	42	439	151
Balance end of period	10,649	5,104	11,397
Unrealized Investment Gains (Losses), Net of Related Offsets [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	8,183	13,588	7,689
OCI before reclassifications	11,197	(8,487)	9,321
Deferred income tax benefit (expense)	(3,419)	2,807	(3,457)
OCI before reclassifications, net of income tax	15,961	7,908	13,553
Amounts reclassified from AOCI	(811)	411	58
Deferred income tax benefit (expense)	249	(136)	(23)
Amounts reclassified from AOCI, net of income tax	(562)	275	35
Balance end of period	15,159	8,183	13,588
Unrealized Gains (Losses) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	231	831	985
OCI before reclassifications	669	(937)	(262)
Deferred income tax benefit (expense)	(261)	312	92
OCI before reclassifications, net of income tax	639	206	815
Amounts reclassified from AOCI	717	36	24
Deferred income tax benefit (expense)	(280)	(11)	(8)
Amounts reclassified from AOCI, net of income tax	437	25	16
Balance end of period	1,076	231	831
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	(1,659)	(533)	(648)
OCI before reclassifications	(1,492)	(937)	(134)
Deferred income tax benefit (expense)	(208)	(189)	249
OCI before reclassifications, net of income tax	(3,359)	(1,659)	(533)
Amounts reclassified from AOCI	77	0	0
Deferred income tax benefit (expense)	(27)	0	0
Amounts reclassified from AOCI, net of income tax	50	0	0
Balance end of period	(3,303)	(1,659)	(533)
Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of period	(1,651)	(2,489)	(1,943)
OCI before reclassifications	(1,150)	1,078	(996)
Deferred income tax benefit (expense)	401	(379)	350
OCI before reclassifications, net of income tax	(2,400)	(1,790)	(2,589)
Amounts reclassified from AOCI	180	214	154
Deferred income tax benefit (expense)	(63)	(75)	(54)
Amounts reclassified from AOCI, net of income tax	117	139	100
Balance end of period	(2,283)	(1,651)	(2,489)
MetLife Assurance Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI	(314)
Deferred income tax benefit (expense)	80
Amounts reclassified from AOCI, net of income tax	(234)
MetLife Assurance Limited [Member] | Unrealized Investment Gains (Losses), Net of Related Offsets [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI	(320)
Deferred income tax benefit (expense)	80
Amounts reclassified from AOCI, net of income tax	(240)
MetLife Assurance Limited [Member] | Unrealized Gains (Losses) on Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI	0
Deferred income tax benefit (expense)	0
Amounts reclassified from AOCI, net of income tax	0
MetLife Assurance Limited [Member] | Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI	6
Deferred income tax benefit (expense)	0
Amounts reclassified from AOCI, net of income tax	6
MetLife Assurance Limited [Member] | Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from AOCI	0
Deferred income tax benefit (expense)	0
Amounts reclassified from AOCI, net of income tax	$ 0